Receivables	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Receivables

Note 3: Receivables

Trade Receivables, net

As of December 31, 2015 and 2014, the Company had trade receivables of $580 million and $1,054 million, respectively. Trade receivables are shown net of allowances for doubtful accounts of $174 million and $207 million at December 31, 2015 and 2014 respectively. Trade accounts have significant concentrations of credit risk in the Agricultural Equipment, Construction Equipment and Commercial Vehicles segments. On a geographic basis, there is not a disproportionate concentration of credit risk in any area.

The Industrial Activities businesses sell a significant portion of their trade receivables to Financial Services and provide compensation to Financial Services at approximate market interest rates.

Financing Receivables, net

A summary of financing receivables included in the consolidated balance sheets as of December 31, 2015 and 2014 is as follows:

	2015	2014
	(in millions)
Retail	$10,344	$11,978
Wholesale	8,611	9,400
Other	46	94
Total	$19,001	$21,472

CNH Industrial provides and administers financing for retail purchases of new and used equipment sold through its dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by Industrial Activities.

Wholesale receivables arise primarily from the sale of goods to dealers and distributors and, to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have “interest-free” periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the “interest free” period, Financial Services is compensated by Industrial Activities for the difference between market interest rates and the amount paid by the dealer. After the expiration of any “interest-free” period, interest is charged to dealers on outstanding balances until CNH Industrial receives payment in full. The “interest-free” periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and based on Euribor or the equivalent financial market rate (e.g. FHBR, Finance House Base Rate for UK). CNH Industrial evaluates and assesses dealers on an ongoing basis as to their credit worthiness. CNH Industrial may be obligated to repurchase the dealer’s equipment upon cancellation or termination of the dealer’s contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2015, 2014 or 2013 relating to the termination of dealer contracts.

Financing receivables generally have significant concentrations of credit risk in the agriculture, construction and truck industries. On a geographic basis, there is not a disproportionate concentration of credit risk in any area. The Company typically retains as collateral a security interest in the equipment associated with retail notes, wholesale notes and finance leases.

As part of our overall funding strategy, the Company periodically transfers certain receivables into VIEs that are special purposes entities (“SPEs”) as part of its asset-back securitization program and are not available to the Company’s general creditors. Please see the securitization discussion at the end of this footnote.

Contractual maturities of financing receivables as of December 31, 2015 are as follows:

Amount
(in millions)
2016	$11,475
2017	2,895
2018	2,209
2019	1,377
2020	781
2021 and thereafter	264
Total	$19,001

It has been the Company’s experience that substantial portions of retail receivables are repaid before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections.

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.

The aging of financing receivables as of December 31, 2015 and 2014 is as follows (in millions):

	2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$17	$—	$—	$17	$7,869	$7,886	$36	$7,922
EMEA	—	—	—	—	572	572	1	573
LATAM	6	—	—	6	1,286	1,292	44	1,336
APAC	1	3	—	4	509	513	—	513
Total Retail	$24	$3	$—	$27	$10,236	$10,263	$81	$10,344
Wholesale
NAFTA	$—	$—	$—	$—	$3,656	$3,656	$79	$3,735
EMEA	33	2	—	35	3,613	3,648	26	3,674
LATAM	3	—	—	3	595	598	4	602
APAC	6	4	26	36	518	554	46	600
Total Wholesale	$42	$6	$26	$74	$8,382	$8,456	$155	$8,611

	2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$31	$2	$—	$33	$8,596	$8,629	$10	$8,639
EMEA	14	8	—	22	881	903	58	961
LATAM	3	—	—	3	1,762	1,765	37	1,802
APAC	2	—	2	4	572	576	—	576
Total Retail	$50	$10	$2	$62	$11,811	$11,873	$105	$11,978
Wholesale
NAFTA	$1	$—	$—	$1	$4,079	$4,080	$52	$4,132
EMEA	72	4	—	76	3,874	3,950	6	3,956
LATAM	1	—	—	1	861	862	—	862
APAC	16	3	30	49	372	421	29	450
Total Wholesale	$90	$7	$30	$127	$9,186	$9,313	$87	$9,400

Allowance for credit losses activity for the three years ended December 31, 2015, 2014 and 2013 is as follows (in millions):

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign currency translation and other	(96)	23	(1)	(74)
Ending balance	468	182	—	650
Ending balance: Individually evaluated for impairment	233	115	—	348
Ending balance: Collectively evaluated for impairment	235	67	—	302
Receivables:
Ending balance	11,978	9,400	94	21,472
Ending balance: Individually evaluated for impairment	484	758	—	1,242
Ending balance: Collectively evaluated for impairment	$11,494	$8,642	$94	$20,230

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening balance	$661	$120	$1	$782
Provision	62	1	—	63
Charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign currency translation and other	1	(1)	—	—
Ending balance	613	112	1	726
Ending balance: Individually evaluated for impairment	292	101	—	393
Ending balance: Collectively evaluated for impairment	321	11	1	333
Receivables:
Ending balance	12,730	9,111	135	21,976
Ending balance: Individually evaluated for impairment	569	742	—	1,311
Ending balance: Collectively evaluated for impairment	$12,161	$8,369	$135	$20,665

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	2015				2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$41	$40	$—	$37	$24	$24	$—	$22
EMEA	$74	$74	$—	$79	$91	$91	$—	$95
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$12	$12	$—	$21
EMEA	$33	$33	$—	$35	$35	$35	$—	$39
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$54	$53	$18	$52	$33	$32	$13	$34
EMEA	$238	$238	$167	$263	$311	$311	$212	$312
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$9	$9	$2	$12	$25	$25	$8	$26
Wholesale
NAFTA	$82	$82	$3	$92	$60	$60	$3	$63
EMEA	$607	$607	$95	$657	$608	$608	$98	$708
LATAM	$25	$21	$7	$22	$25	$20	$8	$20
APAC	$20	$20	$20	$18	$18	$18	$6	$13
Total
Retail	$416	$414	$187	$443	$484	$483	$233	$489
Wholesale	$767	$763	$125	$824	$758	$753	$115	$864

Troubled Debt Restructurings

A troubled debt restructuring (“TDR”) is generally the modification of debt in which a lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. These modifications may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment period and waving interest and principal. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy or other court proceedings.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third party guarantees.

Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

For the year ended December 31, 2015, the Company had approximately 601 retail and finance lease receivable contracts classified as TDRs in NAFTA, of which the pre-modification value was $22 million and the post-modification value was $21 million. The court has determined the concession in 283 of these cases. The pre-modification value of these contracts was $5 million and the post-modification value was $4 million. For the year ended December 31, 2014, the Company had approximately 660 retail and finance lease receivable contracts classified as TDRs in NAFTA, of which the pre-modification value was $17 million and the post-modification value was $16 million. The court has determined the concession in 411 of these cases. The pre-modification value of these contracts was $7 million and the post-modification value was $6 million. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the twelve months ended December 31, 2015 and 2014.

For the years ended December 31, 2015 and 2014, the Company had approximately $77 million and $108 million, respectively, in retail and finance lease receivable contracts classified as TDRs in EMEA. The primary concession was skipped payments and extended contract maturities, and as such, the post-modification value approximates the pre-modification value. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the twelve months ended December 31, 2015 and 2014.

For the years ended December 31, 2015 and 2014, the Company had approximately $25 million and $53 million, respectively, in retail and finance lease receivable contracts classified as TDRs in LATAM. The concessions granted on these receivables are primarily skipped payments and extended contract maturities. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the twelve months ended December 31, 2015 and 2014.

As of December 31, 2015 and 2014, the Company’s wholesale TDRs were immaterial.

Transfers of Financial Assets

The Company transfers a number of its financing receivables under securitization programs or factoring transactions.

A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This SPE finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.

These trusts were determined to be VIEs and, consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company, although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.

Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or require a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and accordingly the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.

At December 31, 2015 and 2014, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2015	2014
Retail note and finance lease receivables	$7,695	$8,718
Wholesale receivables	6,189	6,005
Total	$13,884	$14,723

At December 31 2014, the Company had $116 million of VAT receivables included in other assets that were used as collateral in certain borrowings.